MORGAN STANLEY HIGH YIELD FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

FIRST QUARTER REPORT

MORGAN STANLEY
INVESTMENT MANAGEMENT

Morgan Stanley High Yield Fund, Inc.

March  31, 2001

INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------------

For the three months ended March 31, 2001, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 3.25% compared to 4.94% for the CS First Boston High Yield Index (the "Index"). For the period from the Fund's commencement of operations on November 30, 1993 through March 31, 2001, the Fund's total return, based on net asset value per share, was 56.00% compared to 53.97% for the Index. On March 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $10.78, representing a 15.7% premium to the Fund's net asset value per share.

MARKET OVERVIEW

The high yield market started the year 2001 with a strong rally and had its highest returning month in several years. The communications sector was the best performing sector as it traded up substantially from the depressed year-end levels. The market turned down during the last half of February and during March mostly due to the large decline in the U.S. stock market. Also contributing to the negative tone in March was the disappointment by investors in the Federal Reserve cutting interest rates by only 50 basis points. Finally, money left high yield mutual funds in the second half of March after over two months of strong positive inflows.

We remain disappointed in the volatility of the telecom sector, both on the upside as in January as well as the downside, reflected in March performance. The sector continues to trade primarily based on expectations of future financing needs; the market is now penalizing equally all companies without two to three years of funding even though many of these companies continue to execute effectively and are closer to achieving positive free cash flow. There are, however, several companies that have disappointed us, and in these cases these firms will be restructuring their balance sheets. The Fund's performance was negatively impacted by its telecom positions, particularly with respect to good companies driven down by what we believe are unusually heightened concerns regarding funding, future demand and poor performers failing to execute.

On the positive side, our higher allocation to BB rated securities helped performance as they out-performed lower rated bonds. In addition, our overweight to both the healthcare and home building sectors added to results as they did better than the overall market.

The widening of spreads in March left the high yield market near its recent low-water mark. Our research into the relationship between yield spreads and likely default scenarios continues to lead us to conclude that high yield market bonds represent excellent value, making us very optimistic about future results.

OTHER DEVELOPMENTS

As part of an ongoing global branding initiative, Morgan Stanley Dean Witter has changed its brand name to "Morgan Stanley." In connection with this change, the name of the Fund has been changed effective May 1, 2001, to Morgan Stanley High Yield Fund, Inc. The new name appears in this quarterly report and, beginning on May 21, 2001, will be shown in the financial press and on the Fund's website.

In addition to the name change, the cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on these changes, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726.

Sincerely,
/s/ Ronald E. Robison
Ronald E. Robison
President and Director

April 2001

-------------------------------------------------------------------------------
ROBERT E. ANGEVINE NO LONGER SERVES AS A PORTFOLIO MANAGER TO THE FUND. STEPHEN
F. ESSER, GORDON W. LOERY AND DEANNA L. LOUGHNANE CONTINUE TO MANAGE THE FUND ON A DAY-TO-DAY BASIS.

MORGAN STANLEY HIGH YIELD FUND, INC.
INVESTMENT SUMMARY AS OF MARCH 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------
------------------------------------------------------------------------------


HISTORICAL                                                            TOTAL RETURN (%)
INFORMATION                                 -----------------------------------------------------------------------
                                             MARKET VALUE (1)        NET ASSET VALUE (2)           INDEX (3)
                                            ---------------------    ---------------------     --------------------
                                                          AVERAGE                AVERAGE                   AVERAGE
                                              CUMULATIVE  ANNUAL      CUMULATIVE  ANNUAL       CUMULATIVE   ANNUAL
                                            ------------- -------    ----------- ---------     ---------- ---------
                        YEAR TO DATE              17.81%        --          3.25%        --          4.94%        --
                        ONE YEAR                   5.72       5.72%       -13.70     -13.70%         0.76       0.76%
                        FIVE YEAR                 52.00       8.72         27.94       5.05         28.04       5.07
                        SINCE INCEPTION*          68.21       7.33         56.00       6.25         53.97       6.06

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[CHART]

                                                       YEAR ENDED DECEMBER 31,
                                                                                                             THREE MONTHS
                                                                                                                ENDED
                                                                                                              MARCH 31,
                            1993*     1994      1995      1996      1997       1998        1999      2000        2001
                          -------    -------   -------   -------    -------    -------     -------   ------  ------------
Net Asset Value Per
  Share                   $ 14.10    $11.96    $ 13.63   $ 14.45     $15.19    $ 13.62     $ 12.73   $ 9.31        $ 9.32
Market Value Per
  Share                   $ 14.75    $11.38    $ 12.88   $ 14.63     $16.06    $ 15.38     $ 11.06   $ 9.44        $10.78
Premium/(Discount)            1.3%     -4.8%      -5.5%      1.3%       5.7%      12.9%      -13.1%     1.4%         15.7%
Income Dividends               --    $ 1.37    $  1.27   $  1.42     $ 1.36    $  1.42     $  1.38   $ 1.30        $ 0.32
Capital Gains
  Distributions                --        --         --        --     $ 0.48    $  0.83          --       --            --
Fund Total Return (2)        0.00%    -5.53%     26.07%    17.52%     18.48%      4.12%       6.34%+ -17.72%         3.25%
Index Total Return (1)(3)    1.26%    -0.98%     17.39%    12.40%     12.65%      0.58%       3.28%   -5.21%         4.94%

(1)Assumes dividends and distributions, if any, were reinvested.
(2)Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3)The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
*  The Fund commenced operations on November 30, 1993.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

   FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

MORGAN STANLEY HIGH YIELD FUND, INC
PORTFOLIO SUMMARY AS OF MARCH 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
ALLOCATION OF TOTAL INVESTMENTS


                   [CHART]


Short-Term Investments (5.1%)
Equity Securities (5.3%)
Debt Securities (89.6%)

------------------------------------------------------------------------------
INDUSTRIES


                  [CHART]


Other (31.1%)
Chemicals (3.1%)
Transportation (3.5%)
Services (3.8%)
Media (4.2%)
Gaming (4.4%)
Paper & Packaging (5.1%)
Health Care (7.8%)
Communications: Mobile (8.8%)
Cable (13.1%)
Communications: Fixed (15.1%)

------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                 PERCENT OF
                                                    TOTAL
                                                 INVESTMENTS
                                                 -----------
1.  HCA -- The Healthcare Co., 6.91%, 6/15/05           3.0%
2.  Nextel Communications, Inc., 0.00%, 9/15/07         1.9
3.  British Sky Broadcasting Group plc,                 1.8
          8.20%, 7/15/09
4.  Winstar Communications, 0.00%, 4/15/10              1.8
5.  Musicland Group, Inc., 'B' 9.875%, 3/15/08          1.6
6.  ISP Holdings, Inc. 'B', 9.00%, 10/15/03             1.4
7.  Waste Management, Inc., 7.00%, 10/15/06             1.4
8.  Hayes Lemmerz International, Inc.,                  1.4
            8.25%, 12/15/08
9.  Adelphia Communications Corp. 'B'                   1.3
            7.75%, 1/15/09
10. Telewest Communications plc, 0.00%, 4/15/09         1.3
                                                       ----
                                                       16.9%
                                                       ====

  *  Excludes short-term investments.

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------
MARCH 31, 2001

                                                                              FACE                    VALUE
                                                                            AMOUNT                    (000)
                                                                             (000)
-----------------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES (87.1%)
-----------------------------------------------------------------------------------------------------------
AUTOMOTIVE (3.0%)
Ford Motors Credit Co., Global Bond
  7.375%, 10/28/09                                             U.S.$          715      U.S.$           738
Hayes Lemmerz International, Inc.
  8.25%, 12/15/08                                                           3,165                    2,168
Lear Corp., 'B'
  7.96%, 5/15/05                                                              475                      479
  8.11%, 5/15/09                                                              300                      300
TRW, Inc.
  7.625%, 3/15/06                                                           1,000                    1,016
                                                                                                   --------
                                                                                                     4,701
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
CABLE (13.1%)
Adelphia Communications Corp.'B'
  7.75%, 1/15/09                                                            2,325                    2,122
  8.375%, 2/1/08                                                            2,050                    1,942
  9.375%, 11/15/09                                                            525                      521
  9.875%, 3/1/07                                                              200                      200
British Sky Broadcasting Group plc
  8.20%, 7/15/09                                                            2,590                    2,585
Cablevision SA
  13.75%, 5/1/09                                                              630                      438
Callahan Nordrhein-Westfalen,
  14.00%, 7/15/10                                                           1,650                    1,650
Charter Communications
  10.25%, 1/15/10                                                           1,500                    1,560
CSC Holdings, Inc.
  9.875%, 5/15/06                                                             570                      595
CSC Holdings, Inc.,
  7.625%, 4/1/11                                                              225                      222
Echostar DBS Corp.
  9.375%, 2/1/09                                                            1,725                    1,729
Multicanal SA
  10.50%, 2/1/07                                                              880                      590
NTL, Inc.
  (a)0.00%, 4/1/08                                                          2,325                    1,337
NTL, Inc. 'B'
  (a)0.00%, 4/1/08                                             GBP            750                      616
ONO Finance plc
  14.00%, 2/15/11                                              U.S.$          875                      757
RCN Corp. 'B'
  (a)0.00%, 10/15/07                                                        3,550                      923
Telewest Communications plc
  (a)0.00%, 4/15/09                                            GBP          2,700                    2,084
United Pan-Europe Communications NV
  10.875%, 8/1/09                                              U.S.$        1,465                      982
                                                                                                   --------
                                                                                                    20,853
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
CHEMICALS (3.1%)
Huntsman ICI Chemicals
  10.125%, 7/1/09                                              EUR            750                      673
  10.125%, 7/1/09                                              U.S.$        1,050                    1,081
ISP Holdings, Inc. 'B'
  9.00%, 10/15/03                                                           2,450                    2,278
Lyondell Chemical Co.
  9.625%, 5/1/07                                                              860                      884
                                                                                                   --------
                                                                                                     4,916
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS: FIXED (13.4%)
Bayan Telecommunications, Inc.
  13.50%, 7/15/06                                                           1,410                      282
Espirit Telecommunications Group plc 'DM'
  11.50%, 12/15/07                                             EUR            665                       13
Exodus Communications, Inc.
  11.625%, 7/15/10                                             U.S.$        1,695                    1,364
Focal Communications Corp.
  (a)0.00%, 2/15/08                                                           390                      187
  11.875%, 1/15/10                                                          2,025                    1,377
Global Crossing Holding Ltd.
  9.625%, 5/15/08                                                           1,000                      942
Global Crossing Holding Ltd.,
  8.70%, 8/1/07                                                               975                      892
Globix Corp.
  12.50%, 2/1/10                                                            1,510                      438
GT Group Telecom, Inc.,
  (a)0.00%, 2/1/10                                                          2,345                      891
Hermes Europe Railtel BV
  10.375%, 1/15/09                                                          1,125                      338
  11.50%, 8/15/07                                                             945                      284
Hyperion Telecommunications, Inc.
  (a)0.00%, 4/15/03                                                         1,580                    1,406
Intermedia Communications, Inc.,'B'
  (a)0.00%, 7/15/07                                                         2,225                    1,936
  8.50%, 1/15/08                                                              160                      157
  8.60%, 6/1/08                                                               420                      412
Maxcom Telecomunicaciones'B'
  13.75%, 4/1/07                                                            1,250                      537
McLeodUSA, Inc.
  11.375%, 1/1/09                                                           1,205                    1,181
Metromedia Fiber Network
  10.00%, 12/15/09                                                          1,800                    1,494
Netia Holdings II B.V.
  13.50%, 6/15/09                                              EUR            925                      698
NEXTLINK Communications, Inc.
  (a)0.00%, 4/15/08                                            U.S.$        2,750                    1,100
  10.75%, 11/15/08                                                            550                      325
Primus Telecommunications Group, Inc.
-----------------------------------------------------------------------------------------------------------

                                                                              FACE                    VALUE
                                                                            AMOUNT                    (000)
                                                                             (000)
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS: FIXED (CONTINUED)
  11.25%, 1/5/09                                               U.S.$        1,900      U.S.$           532
  12.75%, 10/15/09                                                            560                      157
Primus Telecommunications Group, Inc. 'B'
  9.875%, 5/15/08                                                           1,000                      280
PSINet, Inc.
  11.00%, 8/1/09                                                              450                       38
PSINet, Inc. 'B'
  10.00%, 2/15/05                                                           2,675                      214
Rhythms NetConnections, Inc., 'B'
  (a)0.00%, 5/15/08                                                         2,885                       72
  14.00%, 2/15/10                                                           1,610                      161
RSL Communications plc
  (a)0.00%, 3/1/08                                                          1,500                       13
  (a)0.00%, 6/15/08                                            EUR          1,380                       30
  9.125%, 3/1/08                                               U.S.$        1,900                       31
  9.875%, 11/15/09                                                            275                        4
  12.00%, 11/1/08                                                             900                       15
  12.25%, 11/15/06                                                            300                        5
Tele1 Europe AB
  13.00%, 5/15/09                                                           1,910                    1,662
Viatel, Inc.
  (a)0.00%, 4/15/08                                                         2,400                      330
WAM! Net Inc. 'B'
  (a)13.25%, 3/1/05                                                         1,875                      300
Winstar Communications
  (a)0.00%, 4/15/10                                                         9,885                    1,087
                                                                                                   --------
                                                                                                    21,185
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS: MOBILE (7.2%)
American Cellular Corp.,
  9.50%, 10/15/09                                                             700                      675
Cellco Finance NV
  12.75%, 8/1/05                                                              745                      581
Centennial Cellular
  10.75%, 12/15/08                                                          1,755                    1,667
CTI Holdings SA
  (a)0.00%, 4/15/08                                                         2,010                      744
Dolphin Telecommunication plc
  (a)0.00%, 6/1/08                                             EUR          1,520                      127
Dolphin Telecommunication plc 'B'
  (a)0.00%, 5/15/09                                            U.S.$        2,000                      140
Globalstar LP
  11.375%, 2/15/04                                                          1,050                       74
Grupo Iusacell SA de CV
  14.25%, 12/1/06                                                             800                      831
Motient Corp.
  12.25%, 4/1/08                                                            1,810                      724
Nextel Communications, Inc.
  (a)0.00%, 9/15/07                                                         4,115                    3,045
Occidente y Caribe 'B'
  (a)14.00%, 3/15/04                                                        2,050                    1,537
PTC International Finance II SA
  11.25%, 12/1/09                                              EUR          1,290                    1,177
                                                                                                   --------
                                                                                                    11,322
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
ENERGY (2.8%)
BRL Universal Equipment
  8.875%, 2/15/08                                              U.S.$          750                      774
Husky Oil Ltd.
  (a)8.90%, 8/15/28                                                         1,810                    1,864
Key Energy Services, Inc.
  8.375%, 3/1/08                                                              115                      118
Nuevo Energy Corp.
  9.375%, 10/1/10                                                             405                      396
Vintage Petroleum, Inc.
  8.625%, 2/1/09                                                              360                      371
  9.75%, 6/30/09                                                              875                      954
                                                                                                   --------
                                                                                                     4,477
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
FINANCIAL (1.7%)
Anthem Insurance Co.
  9.125%, 4/1/10                                                            1,430                    1,511
Golden State Holdings
  7.125%, 8/1/05                                                            1,185                    1,160
                                                                                                   --------
                                                                                                     2,671
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES (1.5%)
Michael Foods, Inc.
  11.75%, 4/1/11                                                              575                      587
Smithfield Foods, Inc.
   7.625%, 2/15/08                                                          1,750                    1,706
                                                                                                   --------
                                                                                                     2,293
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
GAMING (4.4%)
Harrah's Operating Co., Inc.,
  8.00%, 2/1/11                                                             1,330                    1,361
Horseshoe Gaming Holding
  8.625%, 5/15/09                                                           2,060                    2,045
International Game Technology
  8.375%, 5/15/09                                                           1,625                    1,666
Park Place Entertainment
  8.50%, 11/15/06                                                             250                      262
Station Casinos, Inc.
  10.125%, 3/15/06                                                          1,586                    1,639
                                                                                                   --------
                                                                                                     6,973
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
GENERAL INDUSTRIAL (1.6%)
Actuant Corp.
  13.00%, 5/1/09                                                              860                      843
Flowserve Corp.
  12.25%, 8/15/10                                                           1,560                    1,648
                                                                                                   --------
                                                                                                     2,491
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------

                                                                              FACE                    VALUE
                                                                            AMOUNT                    (000)
                                                                             (000)
-----------------------------------------------------------------------------------------------------------
HEALTH CARE (7.8%)
Aetna, Inc.
  7.875%, 3/1/11                                               U.S.$        1,580      U.S.$         1,607
Fresenius Medical Capital Trust II
  7.875%, 2/1/08                                                            2,300                    2,219
HCA- The Healthcare Co.
  6.91%, 6/15/05                                                            4,825                    4,746
  8.75%, 9/1/10                                                                75                       80
Omnicare, Inc.
  8.125%, 3/15/11                                                             645                      658
Tenet Healthcare Corp.
  8.125%, 12/1/08                                                           1,260                    1,295
  8.625%, 1/15/07                                                           1,700                    1,764
                                                                                                   --------
                                                                                                    12,369
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
HOTELS & LODGING (1.6%)
Hilton Hotels
  7.95%, 4/15/07                                                            1,575                    1,611
HMH Properties 'A'
  7.875%, 8/1/05                                                              980                      948
                                                                                                   --------
                                                                                                     2,559
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
MEDIA (3.2%)
Advanstar Communications, Inc.
  12.00%, 2/15/11                                                             305                      311
Alliance Atlantis Communications, Inc.
  13.00%, 12/15/09                                                          1,275                    1,366
Satelites Mexicanos 'B'
  10.125%, 11/1/04                                                          1,370                      870
TV Azteca 'B'
  10.50%, 2/15/07                                                           1,195                    1,171
XM Satellite Radio Holdings, Inc.
  14.00%, 3/15/10                                                           1,000                      540
Young Broadcasting, Inc.
  10.00%, 3/1/11                                                              900                      873
                                                                                                   --------
                                                                                                     5,131
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
METALS (2.1%)
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                              515                      376
Murrin Murrin Holdings Property Ltd.
  9.375%, 8/31/07                                                           2,600                    2,002
National Steel Corp. 'D'
  9.875%, 3/1/09                                                            2,425                      897
Republic Technologies International
  13.75%, 7/15/09                                                             720                       94
                                                                                                   --------
                                                                                                     3,369
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
PAPER & PACKAGING (5.1%)
Crown Cork & Seal Financial plc
  7.00%, 12/15/06 (U.K.)                                                    1,005                      512
Indah Kiat International Finance
  10.00%, 7/1/07 (Indonesia)                                                1,950                      390
Norampac, Inc.
  9.50%, 2/1/08                                                             2,080                    2,153
Owens-Illinios, Inc.
  7.35%, 5/15/08                                                              660                      495
  7.50%, 5/15/10                                                            2,515                    1,836
  7.80%, 5/15/18                                                              145                       93
Pacifica Papers, Inc.
  10.00%, 3/15/09 (Canada)                                                  1,680                    1,789
Pindo Deli Finance
  10.75%, 10/1/07 (Mauritius)                                               1,955                      274
TEMBEC Industries, Inc.
  8.50%, 2/1/11                                                               515                      528
                                                                                                   --------
                                                                                                     8,070
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
REAL ESTATE (2.1%)
Centex Corp.
  7.875%, 2/1/11                                                            1,220                    1,233
D.R. Horton, Inc.
  8.00%, 2/1/09                                                               680                      660
Toll Brothers, Inc.
  8.25%, 2/1/11                                                             1,410                    1,396
                                                                                                   --------
                                                                                                     3,289
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
RETAIL (2.5%)
DR Securitized Lease Trust
  6.66%, 8/15/10                                                              473                      399
HMV Media Group plc (U.K.)
  10.25%, 5/15/08                                                             490                      245
  10.875%, 5/15/08                                             GBP          1,035                      777
Musicland Group, Inc. 'B'
  9.875%, 3/15/08                                              U.S.$        2,400                    2,508
                                                                                                   --------
                                                                                                     3,929
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
SERVICES (3.8%)
Allied Waste - North America
  8.875%, 4/1/08                                                            1,950                    1,999
Waste Management, Inc.
  6.875%, 5/15/09                                                             180                      176
  7.00%, 10/15/06                                                           2,225                    2,248
  7.125%, 10/1/07                                                             960                      965
  7.125%, 12/15/17                                                            350                      317
  7.65%, 3/15/11                                                              375                      385
                                                                                                   --------
                                                                                                     6,090
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
SUPERMARKET/DRUG (1.0%)
CA FM Lease Trust
  8.50%, 7/15/17                                                            1,303                    1,316
-----------------------------------------------------------------------------------------------------------

                                                                              FACE                    VALUE
                                                                            AMOUNT                    (000)
                                                                             (000)
-----------------------------------------------------------------------------------------------------------
SUPERMARKET/DRUG (1.0%) (CONTINUED)
Stater Bros Holdings
  10.75%, 8/15/06                                              U.S.$          320      U.S.$           298
                                                                                                   --------
                                                                                                     1,614
                                                                                                   --------
TECHNOLOGY (0.7%)
Hyundai Semiconductor
  8.25%, 5/15/04                                                              790                      533
Lucent Technologies
  6.45%, 3/15/29                                                              925                      588
                                                                                                   --------
                                                                                                     1,121
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
TEXTILES AND APPAREL (0.8%)
Westpoint Stevens, Inc.
  7.875%, 6/15/05                                                           1,550                    1,279
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION (3.5%)
Air Canada
  10.25%, 3/15/11 (Canada)                                                  1,280                    1,242
Aircraft Lease Portfolio Securitization Ltd. 1996-1 P1D
  12.75%, 6/15/06                                                           1,526                    1,373
Jet Equipment Trust 'C1'
  8.16%, 12/15/13                                                           1,500                    1,656
Jet Equipment Trust 'D-95'
  11.44%, 11/1/14                                                           1,100                    1,193
                                                                                                   --------
                                                                                                     5,464
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
UTILITIES (1.1%)
AES Corp.
  8.50%, 11/1/07                                                            1,400                    1,382
Paiton Energy Funding BV
  9.34%, 2/15/14 (Indonesia)                                                1,325                      398
                                                                                                   --------
                                                                                                     1,780
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $180,453)                                                                                  137,946
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.6%)
-----------------------------------------------------------------------------------------------------------
OHA Auto Grantor Trust 1997-1, 'B'
  11.00%, 9/15/03
  (Cost $1,000)                                                               997                      951
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)
-----------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp.
  1997-CF2-S1O, 0.22%, 10/15/17                                            31,216                      650
Federal Home Mortgage Acceptance Corp.,
  7.929%, 11/1/18                                                           1,312                      328
GMAC Commercial Mortgage Securities, Inc. 1996-C1 X2 IO
  1.81%, 3/15/21                                                            4,030                      237
                                                                                                   --------
                                                                                                     1,215
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,242)                                                                                      1,215
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (1.1%)
-----------------------------------------------------------------------------------------------------------
Federative Republic of Brazil
  11.00%, 8/17/40                                                           1,065                      825
Republic of Colombia Global Bond
  9.75%, 4/23/09                                                              930                      844
                                                                                                   --------
                                                                                                     1,669
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN & EMERGING MARKETS
  (Cost $1,661)                                                                                      1,669
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (0.1%)
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS: FIXED (0.1%)
  Tele1 Europe Holding AB ADR
  (Cost $54)                                                               33,640                       93
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (5.1%)
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS: FIXED (1.5%)
  Broadwing Communications Corp., 'B', 12.50%                               1,759                    1,785
  NEXTLINK Communications, Inc, PIK 14.00%                                     13                      292
  NEXTLINK Communications, Inc., 'E' PIK 13.50%                            11,060                      351
                                                                                                   --------
                                                                                                     2,428
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS: MOBILE (1.6%)
  Dobson Communications Corp., PIK 13.00%                                  15,481                    1,471
  Nextel Communications, Inc. 'D' PIK 13.00%                                1,189                      987
                                                                                                   --------
                                                                                                     2,458
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
MEDIA (1.0%)
  Paxson Communications Corp., PIK 13.25%                                  17,292                    1,634
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------

                                                                              FACE
                                                                            AMOUNT                    VALUE
                                                                             (000)                    (000)
-----------------------------------------------------------------------------------------------------------
UTILITIES (1.0%)
  TNP Enterprises, Inc. 'D'                                    U.S.$        1,549      U.S.$         1,565
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Cost $5,880)                                                                                      8,085
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
                                                                           NO. OF
                                                                         WARRANTS
-----------------------------------------------------------------------------------------------------------
WARRANTS (0.1%)
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS: FIXED (0.1%)
  GT Group Telecom, Inc., expiring 2/1/10                                  23,450                       77
  Maxcom Telecommunicacions SA de S.V.,  expiring 4/1/07                    1,250                      --@
                                                                                                   --------
                                                                                                        77
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS: MOBILE (0.0%)
  Globalstar Telecom, expiring 2/15/04                                      1,850                      --@
  Motient Corp., expiring 4/1/08                                           17,250                        7
  Occidente y Caribe, expiring 3/15/04 (Colombia)                   COP   102,000                       51
                                                                                                   --------
                                                                                                        58
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
MEDIA (0.0%)
  XM Satellite Radio Holdings, Inc., expiring 3/15/10               U.S.$   1,000                       10
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
METALS (0.0%)
  Republic Technologies International, expiring 7/15/09                       720                      --@
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
UTILITIES (0.0%)
  SW Acquisition, expiring 04/01/11                                         1,475                       44
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $155)                                                                                          189
                                                                                                   --------
-----------------------------------------------------------------------------------------------------------

                                                                           FACE
                                                                          AMOUNT
                                                                           (000)
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.1%)
-----------------------------------------------------------------------------------------------------------
BILLS (0.1%)
  U.S. Treasury Bill, 04/19/01                                      U.S.$     100            U.S.$     100
                                                                                             --------------
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.0%)
  (b) Chase Securities, Inc., 4.90%,
      dated 3/30/01, due 4/2/01                                             7,950                    7,950
                                                                                             --------------
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $8,050)                                                                                      8,050
                                                                                             --------------
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $199,495)                                                                                  158,198
                                                                                             --------------
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
Other assets                                                               18,509
Liabilities                                                               (68,542)                 (50,033)
                                                                          --------           --------------
-----------------------------------------------------------------------------------------------------------
NET ASSETS
Applicable to 11,600,848, issued and outstanding U.S.$ 0.01 par value shares
  (100,000,000 shares authorized)                                                            U.S.$  108,165
                                                                                             ==============
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                    U.S.$     9.32
                                                                                             ==============
-----------------------------------------------------------------------------------------------------------
(a) -- Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2001. Maturity date disclosed is the ultimate maturity.

(b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

 @  -- Value is less than U.S. $500.
-----------------------------------------------------------------------------------------------------------